Earnings (loss) per share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	26,726,924	14,436,697	15,162,069	14,390,697